Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Other Payables - Related Party	Other payables – related party consisted of the following:
Name of Related Party	Relationship	Nature	June 30, 2024	June 30, 2023

Wei Zhang	Chairman of the Board and Director of the Company	Interest-free loan, due on demand	$198,110	$-
Hui Xu	General Manager of CACM	Interest-free loan, due on demand	560,000	580,000
Louis Luo	Director and Chief Executive Officer of the Company	Interest-free loan, due on demand	3,087	-
Total			$761,197	$580,000